Document and Entity Information	Total
Document and Entity Information:
Registrant Name	World Funds Trust
Document Type	485BPOS
Document Period End Date	Jul. 25, 2017
Trading Symbol	wft
Amendment Flag	false
Central Index Key	0001396092